Cover	May 07, 2021
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 07, 2021
Entity File Number	001-34948
Entity Registrant Name	Brookfield Property REIT Inc.
Entity Central Index Key	0001496048
Entity Tax Identification Number	27-2963337
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	250 Vesey Street
Entity Address, Address Line Two	15th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10281
City Area Code	212
Local Phone Number	417-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Class A [Member]
Entity Information [Line Items]
Title of 12(b) Security	Class A Stock, par value $.01 per share
Trading Symbol	BPYU
Security Exchange Name	NASDAQ
Series A Preferred Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	6.375% Series A Cumulative Perpetual Redeemable Preferred Stock, par value $0.01 per share
Trading Symbol	BPYUP
Security Exchange Name	NASDAQ